Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Equity (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current income tax expense (recovery)	$ 5	$ 6
Deferred income tax expense (recovery)	(6)	(7)
Total income tax recognized directly in equity	$ (1)	$ (1)